U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

February 26, 2010

VIA EDGAR TRANSMISSION

Christian Sandoe
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:           PRIMECAP Odyssey Funds (the “Company”)
File Nos.: 333-117063 and 811-21597

Dear Mr. Sandoe:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your February 3, 2010 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Company’s Post-Effective Amendment (“PEA”) No. 8 to its registration statement.  PEA No. 8 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on December 18, 2009, and is designated to become effective on February 26, 2010.  The purpose of PEA No. 8 was to conform the Company’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.  The Company is filing this PEA No. 9 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Company’s responses, your comments and suggestions are included in bold typeface immediately followed by the Company’s responses.

In addition, in connection with this filing, the Company hereby states the following:

1.
The Company acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Company and its management are solely responsible for the content of such disclosure;

2.
The Company acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Company represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

*     *     *     *     *     *

The Company’s responses to your comments are as follows:

Prospectus (Summary Sections)

1.	In the Fees and Expenses tables in each Fund’s Summary Section, please add the word “Maximum” to the “Sales charge on purchases or reinvested dividends” line items.

The Company responds by making the changes as suggested.

2.	In the Fees and Expenses tables in each Fund’s Summary Section, please remove the “money market” parenthetical in the “Acquired Fund Fees and Expenses” line items.

The Company responds by making the changes as suggested.

3.
In the “Portfolio Managers” paragraph in each Fund’s Summary Section, please delete the last sentence of the paragraph that states “A small portion of each Fund’s assets may be managed by individuals in the Advisor’s research department.”  Also, please add the titles for each portfolio manager in these sections.

The Company responds by making the changes as suggested.

Prospectus (Principal Investment Strategies)

4.	On page 14 of the Prospectus under the “Principal Strategies” section, please enhance this section by explaining the strategies as they relate to each Fund.

The Company responds by making the changes as suggested.

*     *     *     *     *     *

I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC

cc:           Michael Glazer, Bingham McCutchen LLP